UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31
Date of reporting period November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY
MARKET FUND

FORM N-Q
NOVEMBER 30, 2010

Schedule of investments (unaudited)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 98.7%

Education — 10.8%

Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.260%	10/1/35	$2,000,000	$2,000,000	(a)(b)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.280%	7/1/38	2,800,000	2,800,000	(a)(b)
Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.270%	1/15/32	5,430,000	5,430,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.270%	7/1/33	10,785,000	10,785,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.300%	7/1/32	11,900,000	11,900,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-Bank of America N.A.	0.280%	7/1/27	4,600,000	4,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.270%	7/1/33	4,440,000	4,440,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.250%	7/1/38	4,970,000	4,970,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.250%	7/1/31	2,600,000	2,600,000	(a)(b)
State Supported Debt, Cornell University, SPA- HSBC Bank USA N.A.	0.270%	7/1/33	100,000	100,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.300%	7/1/28	290,000	290,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.250%	7/1/28	100,000	100,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.320%	12/1/29	3,600,000	3,600,000	(a)(b)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.250%	10/1/21	600,000	600,000	(a)(b)
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, Touro College Project, LOC-JPMorgan Chase	0.290%	6/1/37	155,000	155,000	(a)(b)

Total Education				54,370,000

Finance — 3.3%

New York City, NY, TFA:
New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.310%	11/1/22	2,400,000	2,400,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-Societe Generale	0.270%	11/1/22	650,000	650,000	(a)(b)
New York City, NY, TFA Revenue, Subordinated, LIQ-Lloyds TSB Bank	0.300%	11/1/22	1,800,000	1,800,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue:
SPA-Royal Bank of Canada	0.290%	11/1/22	6,925,000	6,925,000	(a)(b)
Subordinated, LIQ-Landesbank Hessen- Thuringen	0.240%	11/1/22	100,000	100,000	(a)(b)
Subordinated, LIQ-Landesbank Hessen- Thuringen	0.300%	11/1/22	1,415,000	1,415,000	(a)(b)
Subordinated, SPA-Royal Bank of Canada	0.240%	11/1/22	3,130,000	3,130,000	(a)(b)

Total Finance				16,420,000

General Obligation — 20.7%

Albany County, NY, GO	1.000%	6/1/11	1,065,000	1,067,652	(c)
Albany, NY, City School District, GO, BAN	1.500%	6/24/11	3,082,061	3,095,286
Albany, NY, GO, BAN	2.000%	7/8/11	8,119,480	8,178,427

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

General Obligation — continued

Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	$1,100,000	$1,103,298
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	500,000	501,476
Batavia, NY, City School District, GO	1.000%	12/30/10	800,000	800,088
Cairo Durham, NY, CSD, GO, BAN	1.500%	6/24/11	1,511,059	1,515,090
Chenango, NY, GO, BAN	1.000%	2/24/11	300,000	300,125
Chittenango, NY, CSD, GO:
BAN	1.500%	6/30/11	800,000	801,688
BAN	1.500%	7/8/11	269,750	270,341
Commonwealth of Puerto Rico, GO:
LOC-Wells Fargo Bank N.A.	0.250%	7/1/34	800,000	800,000	(a)(b)
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	800,000	800,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/18	2,400,000	2,400,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/21	4,100,000	4,100,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/21	3,065,000	3,065,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/27	3,600,000	3,600,000	(a)(b)
Corning, NY, City School District, GO, BAN	1.250%	6/24/11	900,000	902,355
Downsville, NY, CSD, GO, BAN	1.750%	6/30/11	3,225,560	3,234,566
Dunkirk, NY, GO, BAN	1.500%	3/30/11	700,000	700,675
East Fishkill, NY, GO, BAN	1.250%	4/13/11	323,000	323,361
East Moriches, NY, Union Free School District, GO, TAN	1.500%	6/23/11	1,345,000	1,347,446
Edgemont, NY, Union Free School District of Greenburgh, GO, TAN	1.000%	1/14/11	700,000	700,341
Essex County, NY, GO, BAN	1.000%	11/18/11	400,000	401,069
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	1,800,000	1,803,192
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	500,000	500,726
Hilton, NY, CSD, GO, BAN	1.250%	6/23/11	396,244	396,583
Islip, NY, Union Free School District No. 002, GO, BAN	1.000%	3/25/11	805,000	806,099
Jordan-Elbridge, NY, CSD, GO, BAN	1.500%	6/24/11	304,374	304,626
Leray, NY, GO, BAN	1.500%	12/15/10	500,000	500,064
Livingston County, NY, GO, BAN	1.000%	2/11/11	500,000	500,304
Maine-Endwell, NY, CSD, GO, BAN	1.500%	6/29/11	2,165,000	2,174,143
Middletown, NY, GO, BAN	1.000%	2/24/11	100,000	100,027
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.300%	8/1/23	180,000	180,000	(a)(b)
LOC-Dexia Credit Local	0.290%	1/1/36	220,000	220,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.310%	8/1/24	2,600,000	2,600,000	(a)(b)
LOC-Royal Bank of Scotland	0.290%	9/1/35	1,700,000	1,700,000	(a)(b)
LOC-U.S. Bank N.A.	0.260%	4/1/38	3,500,000	3,500,000	(a)(b)
NATL, SPA-Bank of Nova Scotia	0.290%	8/15/11	1,960,000	1,960,000	(a)(b)
SPA-Calyon Bank	0.260%	12/1/32	3,500,000	3,500,000	(a)(b)
Subordinated, LOC-Bank of America	0.300%	4/1/36	100,000	100,000	(a)(b)
Subordinated, LOC-Bank of New York	0.240%	3/1/34	100,000	100,000	(a)(b)
New York City, NY, GO, TFA, Future Tax Secured, SPA-JPMorgan Chase	0.280%	11/1/28	2,890,000	2,890,000	(a)(b)
New York, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.300%	8/1/20	945,000	945,000	(a)(b)
Subordinated, LOC-Dexia Credit Local	0.300%	3/1/34	4,000,000	4,000,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.250%	6/23/11	1,125,000	1,128,869
Olean, NY, City School District, GO, BAN	1.500%	6/22/11	460,000	460,737

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

General Obligation — continued

Orangetown, NY, GO, BAN	1.500%	12/7/10	$1,450,000	$1,450,249
Ossining Village, NY, GO, BAN	1.000%	11/23/11	1,509,000	1,513,088
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	8,000,000	8,015,742
Owego Town, NY, GO, BAN	1.000%	1/27/11	800,000	800,093
Rotterdam-Mohonasen, NY, CSD, GO, BAN	1.500%	7/8/11	3,999,080	4,018,132
Sandy Creek, NY, CSD, GO, BAN	1.500%	7/8/11	700,000	701,075
Saratoga County, NY, GO, BAN	1.250%	7/19/11	1,525,000	1,530,820
Seaford, NY, Union Free School District, GO, BAN	1.250%	7/14/11	4,600,000	4,618,602
Sherburne Earleville, NY, CSD, GO:
BAN	1.500%	6/30/11	1,623,525	1,627,799
BAN	1.750%	6/30/11	552,022	553,850
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	900,000	901,860
Stony Point, NY, GO, BAN	1.500%	6/15/11	246,289	246,851
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	1,450,000	1,453,394
BAN	1.250%	7/29/11	700,000	701,882
Tarrytown, NY, GO, BAN	1.500%	5/26/11	1,525,000	1,531,795
Tonawanda, NY, GO, BAN	1.250%	6/16/11	494,000	494,738
Valley CSD of Montgomery, NY, GO, BAN	1.000%	2/25/11	400,000	400,299
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/24/11	2,500,000	2,505,157
Woodbury Town, NY, GO, BAN	1.000%	11/3/11	1,075,000	1,077,164

Total General Obligation				104,521,244

Health Care — 4.3%

Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, LOC-Bank of America N.A.	0.260%	12/1/33	4,400,000	4,400,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.300%	2/15/26	300,000	300,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, SPA-HSBC Bank USA	0.250%	2/15/31	6,000,000	6,000,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.250%	11/1/34	3,950,000	3,950,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.280%	1/1/23	1,830,000	1,830,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.310%	2/1/37	3,325,000	3,325,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.250%	11/1/24	1,800,000	1,800,000	(a)(b)

Total Health Care				21,605,000

Housing: Multi-Family — 22.4%

New York City, NY, HDC, MFH Rent Revenue, James Tower Development, FNMA, LIQ-FNMA	0.240%	6/15/32	11,055,000	11,055,000	(a)(b)
New York City, NY, HDC, MFH Revenue, 3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.310%	7/1/37	1,900,000	1,900,000	(a)(b)(d)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
20 Exchange Place, LOC-Landesbank Hessen- Thuringen	0.280%	6/1/39	7,905,000	7,905,000	(a)(b)
201 Pearl Street Development, LIQ-FNMA	0.250%	10/15/41	4,000,000	4,000,000	(a)(b)
Las Casas Development, LOC-Bank of America N.A.	0.370%	10/1/40	3,250,000	3,250,000	(a)(b)(d)
Markham Gardens Apartments, LOC-Citibank N.A.	0.270%	1/1/40	7,000,000	7,000,000	(a)(b)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing: Multi-Family — continued

Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.300%	2/1/49	$5,870,000	$5,870,000	(a)(b)
Susans Court, LOC-Citibank N.A.	0.270%	11/1/39	1,000,000	1,000,000	(a)(b)(d)
New York City, NY, HDC, Related Monterey, LIQ- FNMA	0.240%	11/15/19	5,600,000	5,600,000	(a)(b)
New York State HFA, 10 Liberty, FHLMC, LIQ- FHLMC	0.250%	5/1/35	1,600,000	1,600,000	(a)(b)
New York State Housing Finance Agency Revenue:
320 West 38th Street, LOC-Wells Fargo Bank N.A.	0.260%	5/1/42	5,000,000	5,000,000	(a)(b)
345 East 94th Street Associates LLC, LIQ- FHLMC	0.290%	11/1/30	300,000	300,000	(a)(b)(d)
350 West 43rd Street Housing, LOC- Landesbank Hessen-Thuringen	0.300%	11/1/34	300,000	300,000	(a)(b)(d)
600 West 42nd Street, LOC-Bank of New York	0.310%	11/1/41	4,100,000	4,100,000	(a)(b)(d)
80 DeKalb Avenue Housing, LOC-Wells Fargo Bank N.A.	0.250%	5/1/42	12,100,000	12,100,000	(a)(b)
Admiral Halsey Senior Apartments, LOC- Citibank N.A.	0.370%	5/1/37	3,750,000	3,750,000	(a)(b)(d)
FNMA, LIQ-FNMA	0.260%	5/15/39	3,700,000	3,700,000	(a)(b)
Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale	0.260%	5/15/15	100,000	100,000	(a)(b)
Ocean Park Apartments Housing, LIQ-FNMA	0.370%	5/15/35	4,000,000	4,000,000	(a)(b)(d)
Prospect Plaza Apartments, LOC-Citibank N.A.	0.330%	11/1/39	275,000	275,000	(a)(b)(d)
Remeeder Houses, LOC-Citibank N.A.	0.370%	5/1/39	4,230,000	4,230,000	(a)(b)(d)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.250%	5/1/45	2,615,000	2,615,000	(a)(b)
Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen	0.350%	11/1/36	2,000,000	2,000,000	(a)(b)
New York State Housing Finance Agency Service, Contract Revenue:
LOC-Bank of America N.A.	0.280%	9/15/21	4,700,000	4,700,000	(a)(b)
LOC-Bank of America N.A.	0.280%	9/15/21	1,895,000	1,895,000	(a)(b)
New York State Housing Finance Agency, Historic Front Street, LOC-Landesbank Hessen-Thuringen	0.280%	11/1/36	1,900,000	1,900,000	(a)(b)
New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.250%	3/15/36	3,370,000	3,370,000	(a)(b)
New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen	0.290%	12/1/36	9,300,000	9,300,000	(a)(b)

Total Housing: Multi-Family				112,815,000

Housing: Single Family — 5.4%

New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.250%	11/15/37	100,000	100,000	(a)(b)
188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen	0.370%	11/1/38	6,000,000	6,000,000	(a)(b)(d)
316 11th Avenue Housing, LIQ-FNMA	0.250%	5/15/41	2,325,000	2,325,000	(a)(b)
505 West 37th St., LOC-Landesbank Hessen- Thuringen	0.360%	5/1/42	4,500,000	4,500,000	(a)(b)(d)
Victory Housing, LIQ-FHLMC	0.250%	11/1/33	1,300,000	1,300,000	(a)(b)(d)
West 37th Street, LOC-Landesbank Hessen- Thuringen	0.300%	5/1/42	6,700,000	6,700,000	(a)(b)
New York State Housing Finance Agency Service, Contract Revenue, Refunding, LOC-Landesbank Hessen-Thuringen	0.310%	3/15/31	200,000	200,000	(a)(b)
New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Dexia Credit Local	0.300%	4/1/37	2,800,000	2,800,000	(a)(b)(d)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ- FNMA	0.300%	12/15/38	3,400,000	3,400,000	(a)(b)(d)

Total Housing: Single Family				27,325,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Industrial Revenue — 8.6%

Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.270%	2/1/37	$1,540,000	$1,540,000	(a)(b)
Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.330%	9/15/15	5,450,000	5,450,000	(a)(b)(d)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.410%	12/1/20	1,760,000	1,760,000	(a)(b)(d)
Monroe County, NY, IDA Revenue, Margaret Woodbury Strong Museum Project, LOC-JPMorgan Chase	0.300%	4/1/35	3,400,000	3,400,000	(a)(b)
Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.	0.240%	1/1/35	10,200,000	10,200,000	(a)(b)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC- JPMorgan Chase	0.500%	6/1/21	1,365,000	1,365,000	(a)(b)(d)
New York City, NY, Industrial Development Agency Revenue, FC Hanson Office Associates LLC, LOC- ING Bank NV, Lloyds TSB Bank PLC	0.270%	12/1/39	2,400,000	2,400,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.270%	12/1/32	1,660,000	1,660,000	(a)(b)
Grace Church School Project, LOC-Wells Fargo Bank N.A.	0.280%	6/1/36	5,900,000	5,900,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.300%	6/1/31	1,305,000	1,305,000	(a)(b)
Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA N.A.	0.450%	12/1/10	315,000	315,000	(a)(b)(d)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.450%	1/1/21	265,000	265,000	(a)(b)(d)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.250%	12/1/32	5,875,000	5,875,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.450%	12/1/20	160,000	160,000	(a)(b)(d)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.450%	10/1/17	1,870,000	1,870,000	(a)(b)(d)

Total Industrial Revenue				43,465,000

Life Care Systems — 0.3%

New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.290%	7/1/25	1,450,000	1,450,000	(a)(b)

Miscellaneous — 1.0%

New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, LOC-Bank of America N.A.	0.390%	3/1/38	1,890,000	1,890,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-Dexia Credit Local	0.310%	3/15/33	3,000,000	3,000,000	(a)(b)

Total Miscellaneous				4,890,000

Other — 0.3%

Commonwealth of Puerto Rico, GO, Public Improvements, AGM, SPA-Dexia Bank	0.300%	7/1/24	300,000	300,000	(a)(b)
New York City, NY, GO, SPA-Wells Fargo Bank N.A.	0.230%	4/1/32	1,000,000	1,000,000	(a)(b)

Total Other				1,300,000

Power — 0.8%

New York State Power Authority, TECP:

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Power — continued

LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.300%	1/18/11	$2,000,000	$2,000,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.310%	1/18/11	800,000	800,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.320%	1/18/11	1,200,000	1,200,000

Total Power				4,000,000

Public Facilities — 2.8%

New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA- Bank of America N.A.	0.310%	4/1/27	900,000	900,000	(a)(b)
American Museum of Natural History, SPA- Wells Fargo Bank N.A.	0.250%	4/1/44	1,400,000	1,400,000	(a)(b)
American Museum of Natural History, SPA- Wells Fargo Bank N.A.	0.250%	4/1/44	700,000	700,000	(a)(b)
Asia Society, LOC-JPMorgan Chase	0.300%	4/1/30	175,000	175,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.310%	12/1/35	775,000	775,000	(a)(b)
Manhattan School of Music, LOC-Wells Fargo Bank N.A.	0.250%	10/1/29	295,000	295,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.300%	7/1/32	1,900,000	1,900,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.300%	7/1/15	7,150,000	7,150,000	(a)(b)
New York, NY, TFA, Subordinated, LIQ-Lloyds TSB Bank PLC	0.270%	11/1/22	1,015,000	1,015,000	(a)(b)

Total Public Facilities				14,310,000

Solid Waste/Resource Recovery — 0.3%

Rockland County, NY, Solid Waste Management Authority, BAN	0.800%	8/1/11	1,330,000	1,330,000

Tax Allocation — 4.0%

Nassau County, NY, Interim Finance Authority:
Sales Tax Secured, SPA-BNP Paribas	0.250%	11/15/14	2,500,000	2,500,000	(a)(b)
Sales Tax Secured, SPA-BNP Paribas	0.280%	11/15/15	3,815,000	3,815,000	(a)(b)
Sales Tax Secured, SPA-BNP Paribas	0.250%	11/15/25	13,950,000	13,950,000	(a)(b)

Total Tax Allocation				20,265,000

Transportation — 5.9%

MTA of New York Revenue, LOC-BNP Paribas	0.280%	11/1/35	1,200,000	1,200,000	(a)(b)
MTA, NY Dedicated Tax Fund:
AGM, SPA-Dexia Credit Local	0.310%	11/1/31	200,000	200,000	(a)(b)
LOC-KBC Bank NV	0.280%	11/1/34	70,000	70,000	(a)(b)
LOC-Lloyds TSB Bank PLC	0.280%	11/1/34	1,390,000	1,390,000	(a)(b)
LOC-Scotiabank	0.280%	11/1/34	5,550,000	5,550,000	(a)(b)
MTA, NY, Revenue:
AGM, SPA-Dexia Credit Local	0.300%	11/1/32	2,700,000	2,700,000	(a)(b)
Dedicated Tax, AGM, SPA-Dexia Credit Local	0.340%	11/1/22	2,300,000	2,300,000	(a)(b)
MTA, NY, Revenue, TECP, BAN	0.400%	12/8/10	5,000,000	5,000,000
MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.300%	12/7/10	4,200,000	4,200,000
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.500%	4/1/11	250,000	253,992
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-State Street Bank & Trust Co.	0.250%	1/1/32	200,000	200,000	(a)(b)
Refunding, Gem Subordinated, SPA-Bank of America N.A.	0.280%	1/1/32	2,475,000	2,475,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Transportation — continued

SPA-ABN AMRO Bank N.V.	0.280%	11/1/32	$2,725,000	$2,725,000	(a)(b)
SPA-Dexia Credit Local	0.310%	1/1/33	1,645,000	1,645,000	(a)(b)

Total Transportation				29,908,992

Utilities — 3.3%

Long Island Power Authority, NY, Electric System Revenue:
AGM, SPA-Dexia Credit Local	0.260%	12/1/29	7,415,000	7,415,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.320%	12/1/29	800,000	800,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.370%	12/1/29	4,000,000	4,000,000	(a)(b)
Long Island, NY, Power Authority Electric System Revenue, AGM, SPA-Dexia Credit Local	0.310%	12/1/29	2,100,000	2,100,000	(a)(b)
New York State Power Authority, TECP:
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.300%	12/2/10	1,800,000	1,800,000
LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., BNP Paribas, Bank of New York	0.300%	12/2/10	500,000	500,000

Total Utilities				16,615,000

Water & Sewer — 4.5%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Bank of Nova Scotia	0.260%	6/15/38	9,100,000	9,100,000	(a)(b)
Second General Resolution, SPA-Fortis Bank S.A.	0.220%	6/15/36	600,000	600,000	(a)(b)
SPA-Dexia Credit Local	0.320%	6/15/33	13,000,000	13,000,000	(a)(b)

Total Water & Sewer				22,700,000

TOTAL INVESTMENTS — 98.7% (Cost — $497,290,236#)				497,290,236
Other Assets in Excess of Liabilities — 1.3%				6,603,269

TOTAL NET ASSETS — 100.0%				$503,893,505

(a)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(c)	Security is purchased on a when-issued basis.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CSD	- Central School District
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Ratings Table*

S&P/Moody’s/Fitch**
VMIG 1	41.5%
A-1	40.7
P1	2.5
F1	1.3
AA/Aa	0.7
MIG 1	0.6
SP-1	0.3
A	0.2

NR	12.2

100.0%

*As a percentage of total investments. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

** S&P primary rating; Moody’s secondary, then Fitch.

See pages 9 through 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+)  or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$497,290,236	—	$497,290,236

†See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(d) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Fund did not invest in derivative instruments and does not have any intentions to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 21, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: January 21, 2011